Loan Servicing Assets - Estimated Amortization Expense (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
2021	$ 933
2022	809
2023	684
2024	558
2025	432
Thereafter	541
Total	$ 3,957	$ 1,723	$ 1,850	$ 2,125